Deconsolidation of Shandong Media Joint Venture	12 Months Ended
Dec. 31, 2012
Deconsolidation of Shandong Media Joint Venture [Text Block]
12.	Deconsolidation of Shandong Media Joint Venture

In connection with the Shandong Newspaper Cooperation Agreement, based on certain financial performance thresholds we were required to make an additional payment of RMB5,000,000 (approximately US $791,900) to Shandong Media. In January 2012, the Company, through Jinan Zhong Kuan, signed a Memorandum of Understanding (“MOU”) with Shandong Broadcast and Modern Movie, our partners in our Shandong Media joint venture company, whereby upon execution of a formal agreement, the Company was relieved of its obligation to make the additional payment of RMB5,000,000 (approximately US $791,900) described above in exchange for payment of RMB1,000,000 (approximately US$158,300) to Shandong Media and the transfer of 20% of the Company’s 50% ownership interest in Shandong Media to Shandong Broadcast and Modern Movie. In April 2012, Jinan Zhong Kuan made payment of RMB1,000,000 to Shandong Broadcast in connection with the signed MOU.

Shandong Media has received notice of approval by the PRC State Administration for Industry & Commerce (“AIC”) to effect the changes made in the Articles of Association (“AOA”) and complete the transaction. The equity transfer ownership is effective as of July 1, 2012 and we have deconsolidated Shandong Media and recorded our 30% ownership under the equity method of accounting in accordance with ASC 810-10-40, Deconsolidation of a Subsidiary . We valued the 30% investment in Shandong Media at fair value based on historical and forecasted performance utilizing discounted cash flow methodology. Due to current performance and risks associated with future cash flow we valued Shandong Media at $0.00 as of the date of deconsolidation. As part of the deconsolidation we have removed the net assets associated with Shandong and recognized a gain of $141,814 on such deconsolidation.

Also in accordance with ASC 810-10-40, Deconsolidation of a Subsidiary, we will maintain a balance for our 30% investment in Shandong Median not to go below $0.00. Based on our valuation for our 30% ownership and the net loss from Q3 our balance is currently negative and as such is recorded as a $0.00 balance on our financial statements.